Earnings (Losses) Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 1,348,194	$ 207,213	¥ (80,525)	¥ 176,347
Accretion of redeemable noncontrolling interests | ¥	13,451		0	0
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests | ¥			¥ (80,525)	¥ 176,347
Weighted average ordinary shares outstanding			1,387,254,551	1,372,863,321
Denominator:
Weighted average number of ordinary shares outstanding			1,387,254,551	1,372,863,321
Earnings (Losses) per share - basic | ¥ / shares			¥ (0.0580)	¥ 0.1285
Denominator used for earnings (losses) per share			1,387,254,551	1,426,810,939
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests | ¥			¥ (80,525)	¥ 176,347
Net income (loss) attributable to ordinary shareholders | ¥			¥ (80,525)	¥ 176,347
Earnings (Losses) per share - basic | ¥ / shares			¥ (0.0580)	¥ 0.1285
Denominator:
Weighted average ordinary shares outstanding			1,387,254,551	1,372,863,321
Dilutive effect of Restricted Shares				21,284,316
Dilutive effect of restricted shares with an option feature				32,663,302
Denominator used for earnings (losses) per share			1,387,254,551	1,426,810,939
Earnings (losses) per share - diluted | ¥ / shares			¥ (0.0580)	¥ 0.1236
ADS
Numerator:
Weighted average ordinary shares outstanding			138,725,455	137,286,332
Denominator:
Weighted average number of ordinary shares outstanding			138,725,455	137,286,332
Earnings (Losses) per share - basic | ¥ / shares			¥ (0.5805)	¥ 1.2845
Denominator used for earnings (losses) per share			138,725,455	142,681,094
Numerator:
Earnings (Losses) per share - basic | ¥ / shares			¥ (0.5805)	¥ 1.2845
Denominator:
Weighted average ordinary shares outstanding			138,725,455	137,286,332
Denominator used for earnings (losses) per share			138,725,455	142,681,094
Earnings (losses) per share - diluted | ¥ / shares			¥ (0.5805)	¥ 1.2360
Common Class A [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	380,733	58,518
Accretion of redeemable noncontrolling interests	(3,799)	(584)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests	¥ 376,934	$ 57,934
Weighted average ordinary shares outstanding	393,753,299	393,753,299	368,910,885	314,229,617
Denominator:
Weighted average number of ordinary shares outstanding	393,753,299	393,753,299	368,910,885	314,229,617
Earnings (Losses) per share - basic | (per share)	¥ 0.9573	$ 0.1471
Denominator used for earnings (losses) per share	1,425,154,838	1,425,154,838	1,387,254,551	1,426,810,939
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests	¥ 376,934	$ 57,934
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	939,559	144,407
Net income (loss) attributable to ordinary shareholders	¥ 1,334,743	$ 205,146
Earnings (Losses) per share - basic | (per share)	¥ 0.9573	$ 0.1471
Denominator:
Weighted average ordinary shares outstanding	393,753,299	393,753,299	368,910,885	314,229,617
Dilutive effect of Restricted Shares	909,584	909,584
Dilutive effect of restricted shares with an option feature	27,289,001	27,289,001
Conversion of Class B into Class A ordinary shares	1,003,202,954	1,003,202,954
Denominator used for earnings (losses) per share	1,425,154,838	1,425,154,838	1,387,254,551	1,426,810,939
Earnings (losses) per share - diluted | (per share)	¥ 0.9366	$ 0.1439
Common Class A [Member] | ADS
Numerator:
Weighted average ordinary shares outstanding	39,375,330	39,375,330
Denominator:
Weighted average number of ordinary shares outstanding	39,375,330	39,375,330
Earnings (Losses) per share - basic | (per share)	¥ 9.5728	$ 1.4713
Denominator used for earnings (losses) per share	142,515,484	142,515,484
Numerator:
Earnings (Losses) per share - basic | (per share)	¥ 9.5728	$ 1.4713
Denominator:
Weighted average ordinary shares outstanding	39,375,330	39,375,330
Denominator used for earnings (losses) per share	142,515,484	142,515,484
Earnings (losses) per share - diluted | (per share)	¥ 9.3656	$ 1.4395
Common Class B [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 967,461	$ 148,695
Accretion of redeemable noncontrolling interests	(9,652)	(1,483)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests	¥ 957,809	$ 147,212
Weighted average ordinary shares outstanding	1,000,550,027	1,000,550,027	1,018,343,666	1,058,633,704
Denominator:
Weighted average number of ordinary shares outstanding	1,000,550,027	1,000,550,027	1,018,343,666	1,058,633,704
Earnings (Losses) per share - basic | (per share)	¥ 0.9573	$ 0.1471
Denominator used for earnings (losses) per share	1,003,202,954	1,003,202,954	1,018,343,666	1,079,059,263
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests	¥ 957,809	$ 147,212
Net income (loss) attributable to ordinary shareholders	¥ 939,559	$ 144,407
Earnings (Losses) per share - basic | (per share)	¥ 0.9573	$ 0.1471
Denominator:
Weighted average ordinary shares outstanding	1,000,550,027	1,000,550,027	1,018,343,666	1,058,633,704
Dilutive effect of Restricted Shares	2,652,927	2,652,927
Denominator used for earnings (losses) per share	1,003,202,954	1,003,202,954	1,018,343,666	1,079,059,263
Earnings (losses) per share - diluted | (per share)	¥ 0.9366	$ 0.1439